Cover	3 Months Ended
Feb. 28, 2022
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Entity Central Index Key	0001474835
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Period End Date	Feb. 28, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Entity File Number	000-53805